Summary of Significant Accounting Policies - Derivative Instruments (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Derivative [Line Items]
Unrealized gain on hedging transactions, net	$ (944)
Unrealized gain on hedging transactions, net		$ 1,212	$ 620
Derivative, notional amount	15,623
Derivative asset	964	2,016
Foreign Exchange Forward
Derivative [Line Items]
Unrealized gain on hedging transactions, net	$ 577
Unrealized gain on hedging transactions, net		$ 1,521